UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Bond Index Fund (Initial Class and Class L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2014

Rating	Percentage of Fund Investments
A1	2.78%
A2	3.32%
A3	3.32%
Aa1	0.68%
Aa2	1.60%
Aa3	0.85%
Aaa	69.52%
Ba3	0.02%
Baa1	5.26%
Baa2	6.70%
Baa3	1.81%
Not Rated	1.25%
Short Term Investments	2.89%
Total	100.00%

Credit qualities are shown as a percentage of the Fund’s total investments for the reporting period.  A bond rated Baa or higher is considered investment grade.  Unrated securities do not necessarily indicate a low credit quality, and may or may not be equivalent of investment grade.  Credit quality ratings on underlying securities of the Fund are received from Moody’s and S&P. When ratings are available from both agencies, the Moody’s rating is used. If the Moody’s rating is unavailable, then the S&P rating, converted to the closest equivalent Moody’s rating, is used. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the Fund.  The other unclassified assets in the Fund represent the market value as a percentage of the Fund’s total investments.  The Fund itself has not been rated by an independent rating agency.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,037.80	$2.55

Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.53

Class L
Actual	$1,000.00	$1,036.00	$3.77

Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.74

*Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Initial Class shares and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Government Agency — 0.27%
$2,468,683	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K036, Class A1
	2.78%, 04/25/2023	$2,545,118

Non-Agency — 2.37%
1,210,896	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	1,280,601
	Avis Budget Rental Car Funding AESOP LLC(a)
1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	1,034,163
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,047,242
1,750,000	CAL Funding II Ltd Series 2013-1A, Class A(a)
	3.35%, 03/27/2028	1,747,769
1,185,617	GS Mortgage Securities Corp II Series 2005-GG4, Class A4
	4.76%, 07/10/2039	1,211,332
4,000,000	GS Mortgage Securities Trust Series 2012-GC6, Class A2
	2.54%, 01/10/2045	4,113,872
2,000,000	Madison Avenue Trust Series 2013-650M, Class A(a)
	3.84%, 10/12/2032	2,124,726
	Morgan Stanley Capital I Trust(b)
2,000,000	Series 2007-T25, Class A3 5.51%, 11/12/2049	2,190,016
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,308,644
214,594	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025	217,201
2,461,366	Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class A7(b)
	5.12%, 07/15/2042	2,543,261
1,510,871	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a)
	3.35%, 11/15/2043	1,575,992
1,885,000	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A3
	2.70%, 03/15/2045	1,890,103
		22,284,922
TOTAL ASSET-BACKED SECURITIES — 2.64% (Cost $24,403,731)		$24,830,040

Principal Amount		Fair Value
BANK LOANS
$1,555,555	Express Scripts Inc(b)
	1.98%, 08/29/2016	$1,553,611
TOTAL BANK LOANS — 0.16% (Cost $1,553,713)		$1,553,611
CORPORATE BONDS AND NOTES
Basic Materials — 1.35%
1,000,000	Anglo American Capital PLC(a)
	4.13%, 04/15/2021	1,023,591
500,000	Cliffs Natural Resources Inc(c)
	5.90%, 03/15/2020	511,847
1,000,000	FMC Corp
	5.20%, 12/15/2019	1,115,234
2,000,000	Freeport-McMoRan Copper & Gold Inc
	2.38%, 03/15/2018	2,029,814
	Glencore Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	550,169
500,000	6.00%, 11/15/2041	551,787
1,000,000	Lubrizol Corp
	6.50%, 10/01/2034	1,305,020
1,000,000	Monsanto Co
	3.38%, 07/15/2024	1,006,610
2,000,000	Plum Creek Timberlands LP
	3.25%, 03/15/2023	1,911,064
1,140,000	Potash Corp of Saskatchewan Inc
	4.88%, 03/30/2020	1,282,074
500,000	Rio Tinto Finance USA Ltd
	7.13%, 07/15/2028	654,129
500,000	Teck Resources Ltd(c)
	4.50%, 01/15/2021	526,402
250,000	Vale Overseas Ltd
	4.63%, 09/15/2020	268,430
		12,736,171
Communications — 2.75%
1,000,000	21st Century Fox America Inc
	8.50%, 02/23/2025	1,328,519
1,000,000	America Movil SAB de CV
	5.00%, 03/30/2020	1,108,670
	AT&T Inc
500,000	6.15%, 09/15/2034	596,804
1,000,000	5.35%, 09/01/2040	1,087,720
1,098,000	British Sky Broadcasting Group PLC(a)
	9.50%, 11/15/2018	1,413,760
	Comcast Corp
1,000,000	3.60%, 03/01/2024	1,027,448
1,000,000	4.25%, 01/15/2033	1,027,235
1,000,000	4.65%, 07/15/2042	1,036,789

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Communications — (continued)
$1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020	$1,177,026
500,000	Deutsche Telekom International Finance BV
	8.75%, 06/15/2030	731,247
1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	1.75%, 01/15/2018	1,001,376
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	994,172
3,300,000	3.50%, 03/01/2023	3,192,783
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	526,119
2,000,000	Rogers Communications Inc
	4.10%, 10/01/2023	2,084,992
2,000,000	SES Global Americas Holdings GP(a)
	2.50%, 03/25/2019	2,014,246
	Verizon Communications Inc
2,000,000	4.15%, 03/15/2024	2,088,304
1,000,000	6.40%, 09/15/2033	1,224,938
1,000,000	6.55%, 09/15/2043	1,258,441
1,000,000	Viacom Inc
	3.88%, 04/01/2024	1,016,197
		25,936,786
Consumer, Cyclical — 1.73%
2,432,272	American Airlines 2013-1 Class A Pass Through Trust(a)
	4.00%, 07/15/2025	2,477,877
2,000,000	Arrow Electronics Inc
	3.00%, 03/01/2018	2,067,800
250,000	Cintas Corp No 2
	4.30%, 06/01/2021	269,619
2,756,253	CVS Pass Through Trust
	6.04%, 12/10/2028	3,172,885
	Home Depot Inc
1,000,000	4.40%, 04/01/2021	1,120,778
1,000,000	4.40%, 03/15/2045	1,015,202
500,000	Mattel Inc
	4.35%, 10/01/2020	536,415
1,000,000	PACCAR Financial Corp
	1.10%, 06/06/2017	998,993
2,000,000	United Airlines 2013-1 Class A Pass Through Trust
	4.30%, 08/15/2025	2,060,000
1,000,000	US Airways 2013-1 Class A Pass Through Trust
	3.95%, 11/15/2025	1,015,000
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	639,716

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,000,000	4.00%, 04/11/2043	$957,909
		16,332,194
Consumer, Non-cyclical — 3.53%
3,000,000	AbbVie Inc
	1.75%, 11/06/2017	3,016,362
500,000	Alberto-Culver Co
	5.15%, 06/01/2020	571,641
1,000,000	Amgen Inc
	6.90%, 06/01/2038	1,312,207
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033	606,106
	Anheuser-Busch InBev Worldwide Inc
1,000,000	2.50%, 07/15/2022	958,236
1,000,000	8.20%, 01/15/2039	1,530,187
1,500,000	Campbell Soup Co
	2.50%, 08/02/2022	1,411,287
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016	1,035,653
1,000,000	Diageo Capital PLC
	2.63%, 04/29/2023	958,617
750,000	Ingredion Inc
	4.63%, 11/01/2020	808,117
1,000,000	Johnson & Johnson
	4.38%, 12/05/2033	1,075,701
2,000,000	Kroger Co
	3.30%, 01/15/2021	2,047,404
1,000,000	Laboratory Corp of America Holdings
	2.50%, 11/01/2018	1,018,974
3,000,000	McKesson Corp
	3.80%, 03/15/2024	3,067,002
1,000,000	Moody's Corp
	4.50%, 09/01/2022	1,048,412
1,000,000	PepsiCo Inc
	4.00%, 03/05/2042	954,842
3,000,000	Quest Diagnostics Inc
	2.70%, 04/01/2019	3,038,097
250,000	SABMiller PLC(a)
	6.50%, 07/01/2016	276,363
1,500,000	Total System Services Inc
	2.38%, 06/01/2018	1,500,840
2,000,000	Western Union Co
	2.88%, 12/10/2017	2,059,546
2,000,000	WM Wrigley Jr Co(a)
	1.40%, 10/21/2016	2,013,852
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,236,805

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
$1,000,000	5.95%, 04/01/2037	$1,228,741
500,000	Zoetis Inc
	3.25%, 02/01/2023	494,598
		33,269,590
Energy — 2.59%
1,000,000	BG Energy Capital PLC(a)
	4.00%, 10/15/2021	1,061,102
	BP Capital Markets PLC
2,000,000	2.24%, 09/26/2018	2,035,800
1,000,000	3.81%, 02/10/2024	1,033,152
1,000,000	Canadian Oil Sands Ltd(a)
	4.50%, 04/01/2022	1,056,428
1,000,000	ConocoPhillips
	5.90%, 10/15/2032	1,244,712
500,000	EQT Corp
	8.13%, 06/01/2019	625,603
1,250,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016	1,370,936
1,000,000	Halliburton Co
	3.50%, 08/01/2023	1,025,556
1,000,000	Husky Energy Inc
	4.00%, 04/15/2024	1,038,860
2,179,800	Kern River Funding Corp(a)
	4.89%, 04/30/2018	2,354,949
500,000	Motiva Enterprises LLC(a)
	5.75%, 01/15/2020	568,294
500,000	Northwest Pipeline LLC
	7.13%, 12/01/2025	622,919
1,000,000	Petro-Canada
	6.80%, 05/15/2038	1,323,732
	Petrobras International Finance Co
500,000	5.75%, 01/20/2020	534,400
750,000	6.75%, 01/27/2041	772,500
1,000,000	Talisman Energy Inc
	6.25%, 02/01/2038	1,162,773
1,000,000	Tennessee Gas Pipeline Co LLC
	7.00%, 10/15/2028	1,277,657
1,000,000	Transcontinental Gas Pipe Line Co LLC
	6.05%, 06/15/2018	1,147,443
500,000	Transocean Inc
	6.00%, 03/15/2018	564,765
	Valero Energy Corp
500,000	6.13%, 06/15/2017	569,493
500,000	7.50%, 04/15/2032	663,824
1,750,000	Weatherford International Ltd
	9.63%, 03/01/2019	2,296,516
		24,351,414

Principal Amount		Fair Value
Financial — 10.61%
$891,304	ALEX Alpha LLC
	1.62%, 08/15/2024	$860,823
1,000,000	American Express Co
	8.15%, 03/19/2038	1,522,791
1,000,000	American Honda Finance Corp(a)
	7.63%, 10/01/2018	1,232,053
500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020	572,254
	Bank of America Corp
1,000,000	1.25%, 01/11/2016	1,007,500
500,000	5.75%, 12/01/2017	563,960
1,000,000	2.00%, 01/11/2018	1,006,453
1,000,000	2.60%, 01/15/2019	1,011,763
500,000	5.88%, 02/07/2042	593,795
2,000,000	Bank of New York Mellon Corp
	3.65%, 02/04/2024	2,062,312
500,000	Barclays Bank PLC
	5.00%, 09/22/2016	543,476
2,454,561	BGS CTL Pass Through Trust(d)
	6.36%, 06/15/2033	2,845,446
2,827,370	Caledonia Generating LLC(a)
	1.95%, 02/28/2022	2,814,731
1,000,000	Capital One Financial Corp
	4.75%, 07/15/2021	1,112,492
500,000	Charles Schwab Corp
	4.45%, 07/22/2020	557,902
	Citigroup Inc
1,000,000	1.30%, 04/01/2016	1,005,970
500,000	6.13%, 11/21/2017	571,874
1,000,000	8.50%, 05/22/2019	1,278,191
500,000	5.38%, 08/09/2020	572,970
500,000	6.63%, 01/15/2028	621,485
500,000	CME Group Index Services LLC(a)
	4.40%, 03/15/2018	546,360
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.38%, 01/19/2017	1,058,958
2,712,046	Durrah MSN 35603
	1.68%, 01/22/2025	2,609,330
1,000,000	Fifth Third Bancorp
	3.50%, 03/15/2022	1,032,012
	Ford Motor Credit Co LLC
1,000,000	1.72%, 12/06/2017	1,000,407
1,000,000	8.13%, 01/15/2020	1,276,793
	General Electric Capital Corp
1,500,000	1.63%, 04/02/2018	1,502,455
1,000,000	4.63%, 01/07/2021	1,113,538

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Financial — (continued)
$1,000,000	6.75%, 03/15/2032	$1,319,159
	Goldman Sachs Group Inc
1,000,000	5.75%, 10/01/2016	1,100,283
2,500,000	6.15%, 04/01/2018	2,867,050
1,000,000	6.25%, 02/01/2041	1,219,903
2,000,000	Goodman Funding Pty Ltd(a)
	6.38%, 04/15/2021	2,316,142
4,000,000	Grain Spectrum Funding LLC(a)
	4.00%, 10/10/2018	4,046,252
1,000,000	HSBC Finance Corp
	5.50%, 01/19/2016	1,070,927
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,122,242
1,000,000	6.10%, 01/14/2042	1,260,438
1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017	1,052,060
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,290,238
1,000,000	4.35%, 08/15/2021	1,082,838
1,000,000	3.20%, 01/25/2023	992,875
	KFW
3,000,000	4.38%, 07/21/2015	3,130,530
4,000,000	5.13%, 03/14/2016	4,317,320
1,000,000	4.88%, 01/17/2017	1,102,571
1,000,000	4.38%, 03/15/2018	1,111,090
500,000	2.75%, 09/08/2020	518,953
2,000,000	Kimco Realty Corp
	3.13%, 06/01/2023	1,924,238
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017	520,493
2,000,000	Legg Mason Inc
	2.70%, 07/15/2019	2,014,062
500,000	Lincoln National Corp
	6.25%, 02/15/2020	593,684
1,000,000	Markel Corp
	3.63%, 03/30/2023	997,657
2,310,000	Massachusetts Mutual Life Insurance Co(a)
	8.88%, 06/01/2039	3,678,844
1,045,000	Metropolitan Life Global Funding I(a)
	3.65%, 06/14/2018	1,111,818
	Morgan Stanley
500,000	6.63%, 04/01/2018	584,486
500,000	5.63%, 09/23/2019	575,105
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039	670,996

Principal Amount		Fair Value
Financial — (continued)
$500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015	$509,020
1,000,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020	1,142,073
2,000,000	Pricoa Global Funding I(a)
	1.60%, 05/29/2018	1,960,464
500,000	Protective Life Corp
	8.45%, 10/15/2039	728,043
	Royal Bank of Canada
3,000,000	2.00%, 10/01/2018	3,039,657
2,000,000	2.15%, 03/15/2019	2,016,098
2,656,067	Santa Rosa Leasing LLC
	1.47%, 11/03/2024	2,532,437
250,000	Susa Partnership LP
	7.50%, 12/01/2027	296,557
500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039	666,802
2,000,000	Toronto-Dominion Bank
	2.13%, 07/02/2019	1,999,056
1,750,000	UBS AG
	4.88%, 08/04/2020	1,961,743
1,769,159	Union 13 Leasing LLC
	1.68%, 12/19/2024	1,700,371
	US Bancorp
1,600,000	2.20%, 11/15/2016	1,650,050
1,000,000	3.00%, 03/15/2022	1,010,465
	Wells Fargo & Co
1,000,000	2.63%, 12/15/2016	1,039,412
500,000	5.38%, 02/07/2035	584,250
		99,926,846
Industrial — 2.24%
1,000,000	Amphenol Corp
	4.00%, 02/01/2022	1,029,734
2,000,000	BAE Systems Finance Inc(a)
	7.50%, 07/01/2027	2,668,686
750,000	Brambles USA Inc(a)
	5.35%, 04/01/2020	848,731
725,054	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023	797,423
1,000,000	Burlington Northern Santa Fe LLC
	5.15%, 09/01/2043	1,102,368
1,000,000	Caterpillar Inc
	5.20%, 05/27/2041	1,137,457

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Industrial — (continued)
$738,854	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	$827,517
1,249,755	Federal Express Corp 2012 Pass Through Trust(a)
	2.63%, 01/15/2018	1,273,919
1,000,000	Illinois Tool Works Inc
	6.25%, 04/01/2019	1,189,793
500,000	Kennametal Inc
	3.88%, 02/15/2022	500,605
500,000	Lennox International Inc
	4.90%, 05/15/2017	528,528
1,000,000	Smiths Group PLC(a)
	3.63%, 10/12/2022	986,513
3,000,000	Snap-on Inc
	6.13%, 09/01/2021	3,503,943
968,841	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030	1,125,726
418,854	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	490,527
3,000,000	URS Corp
	3.85%, 04/01/2017	3,126,690
		21,138,160
Technology — 0.73%
500,000	Computer Sciences Corp
	6.50%, 03/15/2018	578,936
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	513,654
2,000,000	Maxim Integrated Products Inc
	2.50%, 11/15/2018	2,023,616
2,000,000	Oracle Corp(e)
	2.25%, 10/08/2019	1,997,760
1,500,000	Xerox Corp
	6.35%, 05/15/2018	1,742,989
		6,856,955
Utilities — 1.86%
1,000,000	Atmos Energy Corp
	5.50%, 06/15/2041	1,203,091
1,000,000	Duke Energy Florida Inc
	5.65%, 04/01/2040	1,237,708
1,250,000	Electricite de France SA(a)
	6.95%, 01/26/2039	1,661,692
916,210	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031	975,331

Principal Amount		Fair Value
Utilities — (continued)
	Entergy Louisiana LLC
$1,000,000	3.30%, 12/01/2022	$1,017,215
500,000	5.40%, 11/01/2024	584,745
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020	562,478
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037	575,654
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019	600,095
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017	1,711,530
500,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040	579,463
1,000,000	Oncor Electric Delivery Co LLC
	7.50%, 09/01/2038	1,442,955
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034	1,236,712
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020	553,763
325,000	PNPP II Funding Corp
	8.83%, 05/30/2016	347,237
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019	590,553
1,000,000	Texas-New Mexico Power Co(a)
	9.50%, 04/01/2019	1,279,928
500,000	Union Electric Co
	8.45%, 03/15/2039	818,141
500,000	Westar Energy Inc
	6.00%, 07/01/2014	500,000
		17,478,291
TOTAL CORPORATE BONDS AND NOTES 27.39% (Cost $250,136,103)		$258,026,407

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
1,500,000	7.88%, 03/07/2015	1,571,250
1,500,000	6.00%, 01/17/2017	1,668,000
1,500,000	4.88%, 01/22/2021	1,635,000
1,000,000	Canada Government International Bond
	0.88%, 02/14/2017	1,002,401
	European Investment Bank
1,000,000	5.13%, 09/13/2016	1,097,820
2,000,000	5.13%, 05/30/2017	2,239,784
1,000,000	2.88%, 09/15/2020(c)	1,044,212

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	International Bank for Reconstruction & Development
$2,000,000	1.13%, 07/18/2017(c)	$2,010,068
1,000,000	7.63%, 01/19/2023	1,392,110
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023	1,217,912
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,665,000
500,000	5.13%, 01/15/2020	566,500
1,000,000	3.50%, 01/21/2021	1,038,500
1,500,000	6.75%, 09/27/2034	1,942,500
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016	1,029,750
1,000,000	2.65%, 09/22/2021	1,016,439
1,000,000	7.25%, 09/01/2036	1,463,128
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	2,953,533
1,000,000	4.40%, 04/14/2020	1,120,923
2,000,000	3.20%, 05/16/2024(c)	2,017,330
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.15% (Cost $29,268,323)		$29,692,160
MORTGAGE-BACKED SECURITIES
Government Agency — 30.10%
5,000,000	Federal Farm Credit Banks
	4.88%, 01/17/2017	5,532,665
	Federal Home Loan Mortgage Corp
70,945	5.00%, 12/01/2017	75,308
75,525	5.50%, 02/01/2018	80,188
66,021	5.00%, 04/01/2018	70,081
145,580	5.00%, 08/01/2018	154,638
71,144	5.00%, 09/01/2018	75,519
317,509	4.50%, 04/01/2020	337,375
83,493	5.00%, 12/01/2020	90,194
114,895	4.00%, 01/01/2021	122,046
105,838	5.00%, 04/01/2021	114,243
47,339	5.00%, 05/01/2021	51,130
68,602	5.50%, 05/01/2021	74,901
138,356	5.50%, 06/01/2022	151,674
1,735,212	2.50%, 11/01/2022	1,786,782
31,080	5.00%, 03/01/2023	33,836
306,006	5.00%, 09/01/2024	341,690
757,557	4.50%, 10/01/2024	816,786
233,404	4.00%, 02/01/2025	248,368
1,139,984	3.50%, 03/01/2026	1,206,199
1,469,377	4.00%, 05/01/2026	1,572,891
594,577	3.50%, 08/01/2026	630,256

Principal Amount		Fair Value
Government Agency — (continued)
$27,743	7.50%, 05/01/2027	$32,434
2,156,033	3.00%, 09/01/2027	2,237,507
22,085	6.50%, 04/01/2029	24,887
3,895	7.50%, 08/01/2030	4,354
987,997	3.50%, 04/01/2032	1,033,126
219,300	6.50%, 11/01/2032	247,115
343,945	5.50%, 06/01/2033	386,496
151,407	4.50%, 08/01/2033	164,355
66,691	5.00%, 02/01/2034	74,081
80,638	5.00%, 07/01/2034	89,539
319,470	5.00%, 09/01/2035	357,285
99,250	6.00%, 03/01/2036	112,322
54,760	6.00%, 04/01/2036	61,967
357,471	5.00%, 06/01/2036	396,655
1,846,228	6.50%, 10/01/2036	2,080,395
730,550	5.50%, 10/01/2037	822,127
75,174	5.50%, 11/01/2037	83,793
97,414	5.50%, 12/01/2037	109,130
441,931	4.50%, 06/01/2039	478,612
534,749	5.00%, 12/01/2039	598,739
1,312,960	5.00%, 02/01/2040	1,469,693
1,109,732	5.00%, 05/01/2040	1,228,778
408,281	4.50%, 07/01/2040	442,140
674,669	5.00%, 08/01/2040	748,080
943,909	4.00%, 10/01/2040	1,001,320
904,237	4.00%, 11/01/2040	959,236
1,359,910	4.00%, 02/01/2041	1,442,625
2,168,337	4.00%, 02/01/2041	2,303,647
720,566	4.00%, 04/01/2041	764,393
882,074	4.50%, 06/01/2041	955,656
1,181,970	4.50%, 07/01/2041	1,279,896
1,670,849	3.50%, 11/01/2041	1,719,662
1,461,302	3.50%, 02/01/2042	1,503,993
1,675,679	3.50%, 03/01/2042	1,724,633
968,188	3.50%, 06/01/2042	996,473
1,227,651	3.50%, 07/01/2042	1,263,516
2,003,968	3.50%, 08/01/2042	2,062,513
893,445	3.00%, 09/01/2042	882,407
898,192	3.00%, 09/01/2042	881,541
1,830,341	3.00%, 11/01/2042	1,807,693
1,712,839	3.50%, 11/01/2042	1,762,878
4,504,211	3.00%, 12/01/2042	4,448,482
1,268,586	3.00%, 08/01/2043	1,252,883
3,897,513	3.00%, 09/01/2043	3,849,268
1,407,896	4.50%, 09/01/2043	1,527,272
1,053,590	4.00%, 10/01/2043	1,117,674
1,956,675	3.50%, 11/01/2043	2,013,838

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Government Agency — (continued)
$2,474,964	4.00%, 12/01/2043	$2,625,500
1,981,227	4.00%, 01/01/2044	2,101,732
3,094,287	3.50%, 05/01/2044	3,184,685
1,997,299	4.00%, 05/01/2044	2,118,782
	Federal National Mortgage Association
50,960	6.00%, 07/01/2017	53,619
3,500,000	0.88%, 12/20/2017	3,473,683
43,428	5.00%, 06/01/2018	46,134
101,657	4.00%, 04/01/2019	108,058
39,791	5.00%, 10/01/2020	42,973
29,431	8.00%, 11/01/2022	32,397
820,419	4.50%, 05/01/2024	878,823
282,487	4.00%, 02/01/2025	302,091
975,750	4.00%, 01/01/2026	1,045,393
2,421,495	3.50%, 03/01/2026	2,569,406
1,187,257	3.00%, 12/01/2026	1,234,795
2,796,318	3.00%, 04/01/2027	2,908,283
609,393	2.50%, 09/01/2027	614,989
1,896,171	3.00%, 09/01/2027	1,972,094
3,022,143	2.50%, 02/01/2028	3,073,903
4,569,293	2.50%, 06/01/2028	4,647,551
130,524	6.00%, 01/01/2029	149,311
1,007,474	4.00%, 09/01/2030	1,083,938
149,914	8.00%, 10/01/2030	173,007
2,908,526	4.50%, 08/01/2031	3,182,015
880,158	3.50%, 01/01/2032	923,112
136,332	6.50%, 06/01/2032	153,991
88,889	7.00%, 07/01/2032	102,852
179,685	6.50%, 08/01/2032	202,626
1,705,404	3.00%, 09/01/2032	1,740,555
1,073,400	5.50%, 03/01/2033	1,204,396
155,699	5.50%, 05/01/2033	176,704
61,083	5.00%, 09/01/2033	68,130
95,566	5.00%, 09/01/2033	106,193
1,145,193	3.50%, 10/01/2033	1,199,421
456,178	5.00%, 12/01/2033	507,308
67,089	5.50%, 01/01/2034	75,301
59,771	5.50%, 01/01/2034	67,211
970,289	4.00%, 02/01/2034	1,040,363
2,469,795	3.00%, 03/01/2034	2,516,136
624,887	5.50%, 03/01/2034	709,834
693,312	5.50%, 05/01/2034	778,323
197,790	5.50%, 02/01/2035	222,314
328,260	6.00%, 02/01/2035	372,028
3,643,188	4.00%, 05/01/2035	3,878,432
54,868	5.00%, 07/01/2035	60,970

Principal Amount		Fair Value
Government Agency — (continued)
$260,648	5.00%, 09/01/2035	$289,725
203,934	5.00%, 09/01/2035	227,786
224,046	6.00%, 10/01/2035	253,462
417,585	5.50%, 11/01/2035	468,952
93,666	6.00%, 11/01/2035	105,898
124,647	6.00%, 12/01/2035	140,853
1,997,213	5.50%, 03/01/2036	2,242,412
209,715	5.50%, 04/01/2036	235,076
108,435	6.00%, 04/01/2036	122,617
803,066	6.00%, 04/01/2036	905,468
507,743	5.50%, 05/01/2036	569,822
1,552,260	6.00%, 06/01/2036	1,753,203
61,670	6.50%, 08/01/2036	69,536
360,568	5.50%, 10/01/2036	405,412
322,317	5.50%, 11/01/2036	361,057
3,735,264	6.00%, 12/01/2036	4,215,212
212,525	5.00%, 07/01/2037	237,033
1,967,245	5.50%, 01/01/2038	2,200,927
149,967	6.00%, 03/01/2038	169,483
935,559	6.00%, 03/01/2038	1,053,458
449,644	5.50%, 07/01/2038	508,052
601,335	4.50%, 05/01/2039	657,063
268,311	6.00%, 05/01/2039	302,838
1,887,938	4.50%, 08/01/2039	2,062,965
2,130,991	5.00%, 08/01/2039	2,391,795
510,364	5.00%, 12/01/2039	572,612
934,551	5.00%, 12/01/2039	1,059,810
832,276	4.50%, 03/01/2040	909,396
1,008,972	4.50%, 06/01/2040	1,093,684
1,270,593	5.00%, 06/01/2040	1,427,246
685,527	4.50%, 08/01/2040	747,680
281,294	4.50%, 09/01/2040	306,682
1,806,766	4.50%, 11/01/2040	1,970,531
605,059	4.50%, 11/01/2040	655,673
910,627	5.00%, 11/01/2040	1,017,587
724,436	5.00%, 01/01/2041	814,719
3,492,864	4.00%, 02/01/2041	3,712,098
1,293,946	4.00%, 02/01/2041	1,375,162
4,928,152	4.50%, 03/01/2041	5,353,741
1,431,206	4.50%, 03/01/2041	1,560,470
962,965	4.50%, 10/01/2041	1,050,034
881,641	4.00%, 11/01/2041	938,131
3,217,842	3.50%, 12/01/2041	3,317,545
2,232,676	4.00%, 12/01/2041	2,375,586
1,670,728	4.00%, 01/01/2042	1,775,594
2,136,924	4.50%, 01/01/2042	2,315,241
2,172,800	4.00%, 02/01/2042	2,311,831

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Government Agency — (continued)
$861,259	3.50%, 08/01/2042	$887,945
3,608,703	3.00%, 09/01/2042	3,569,183
5,461,019	3.00%, 09/01/2042	5,401,226
2,021,419	3.50%, 09/01/2042	2,061,465
1,678,051	3.50%, 10/01/2042	1,730,045
4,130,035	3.00%, 12/01/2042	4,084,806
3,011,278	3.00%, 02/01/2043	2,980,993
2,074,695	3.50%, 02/01/2043	2,138,979
2,773,772	3.00%, 03/01/2043	2,717,478
3,213,960	3.00%, 03/01/2043	3,173,658
2,890,754	3.50%, 03/01/2043	2,980,323
239,617	4.00%, 06/01/2043	254,657
2,615,671	3.00%, 08/01/2043	2,587,026
1,823,626	3.50%, 08/01/2043	1,880,130
1,941,812	3.50%, 08/01/2043	1,984,651
958,685	3.00%, 09/01/2043	948,186
960,249	3.50%, 09/01/2043	979,155
3,381,210	4.00%, 10/01/2043	3,597,032
3,133,593	4.00%, 12/01/2043	3,333,639
7,453,963	4.50%, 01/01/2044	8,103,728
3,723,095	5.00%, 01/01/2044	4,156,461
2,500,000	3.50%, 06/01/2044	2,578,123
	Government National Mortgage Association
8,748	9.00%, 01/15/2017	9,285
130,190	5.00%, 09/15/2018	138,345
11,074	9.00%, 04/15/2021	12,106
28,294	7.00%, 07/15/2025	32,063
15,521	7.50%, 12/15/2025	17,372
466,919	3.50%, 02/15/2026	497,601
373,285	4.00%, 04/20/2026	398,331
786,420	3.50%, 11/20/2026	834,855
638,322	3.50%, 01/15/2027	680,620
3,773,885	2.50%, 04/15/2027	3,880,144
582,128	5.00%, 11/15/2033	645,961
124,554	5.50%, 12/15/2035	139,961
176,934	5.00%, 12/20/2035	196,062
294,649	6.00%, 01/20/2036	331,027
382,445	5.50%, 02/20/2036	427,495
158,835	5.50%, 04/15/2037	178,156
1,150,356	4.50%, 03/15/2039	1,254,180
2,178,625	5.00%, 06/15/2039	2,413,156
1,577,857	4.50%, 01/20/2040	1,728,636
2,235,764	4.00%, 05/20/2040	2,399,418
1,237,761	4.00%, 07/15/2040	1,324,267
849,580	4.50%, 07/20/2040	930,887
402,020	5.50%, 07/20/2040	454,006

Principal Amount		Fair Value
Government Agency — (continued)
$746,837	4.50%, 09/20/2040	$818,413
2,097,771	4.00%, 10/15/2040	2,245,258
1,321,648	4.00%, 08/15/2041	1,414,017
1,020,229	4.00%, 09/15/2041	1,091,532
250,319	4.50%, 12/20/2041	273,797
2,516,687	3.50%, 06/15/2042	2,621,968
1,167,812	3.50%, 06/15/2042	1,216,665
3,586,042	3.50%, 06/20/2042	3,742,347
4,433,452	3.50%, 08/15/2042	4,618,918
1,795,333	3.00%, 10/15/2042	1,812,399
917,573	3.00%, 02/15/2043	926,295
1,342,013	3.00%, 02/15/2043	1,354,770
2,777,945	3.00%, 04/20/2043	2,783,860
TOTAL MORTGAGE-BACKED SECURITIES — 30.10% (Cost $280,945,498)		$283,459,821
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue
	3.83%, 05/15/2028	2,104,440
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	607,790
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	1,114,480
TOTAL MUNICIPAL BONDS AND NOTES — 0.41% (Cost $3,497,854)		$3,826,710
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
2,500,000	0.50%, 11/20/2015	2,505,625
1,250,000	4.75%, 12/16/2016	1,373,539
500,000	3.38%, 06/12/2020	538,876
	Federal Home Loan Mortgage Corp
500,000	5.25%, 04/18/2016	542,682
1,250,000	5.50%, 07/18/2016(c)	1,377,419
500,000	2.38%, 01/13/2022(c)	499,016
2,700,000	Federal National Mortgage Association
	5.00%, 05/11/2017	3,013,051
500,000	Resolution Funding Corp
	9.38%, 10/15/2020	706,124
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(c)	1,658,172
1,260,000	7.13%, 05/01/2030	1,786,340
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.49% (Cost $13,564,070)		$14,000,844
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,200,000	0.25%, 07/15/2015	4,204,103

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$6,500,000	1.75%, 07/31/2015	$6,612,229
8,200,000	4.25%, 08/15/2015	8,575,724
3,000,000	0.25%, 09/30/2015(c)	3,003,165
5,250,000	1.25%, 09/30/2015	5,320,549
1,000,000	0.38%, 11/15/2015	1,002,266
4,500,000	1.38%, 11/30/2015	4,572,774
3,700,000	2.13%, 12/31/2015	3,803,197
5,650,000	0.38%, 02/15/2016	5,656,622
2,250,000	0.38%, 03/15/2016	2,251,231
5,600,000	0.38%, 04/30/2016	5,598,253
6,600,000	2.00%, 04/30/2016	6,794,390
5,000,000	0.38%, 05/31/2016(c)	4,995,510
3,750,000	1.75%, 05/31/2016	3,844,920
5,000,000	3.25%, 05/31/2016	5,271,095
4,000,000	0.50%, 06/15/2016	4,005,000
2,500,000	3.25%, 06/30/2016	2,638,867
6,200,000	0.63%, 07/15/2016	6,218,891
3,000,000	3.25%, 07/31/2016	3,171,798
4,800,000	4.88%, 08/15/2016	5,242,877
750,000	1.00%, 08/31/2016	757,734
3,000,000	0.88%, 09/15/2016	3,021,798
3,900,000	1.00%, 10/31/2016	3,936,562
7,600,000	3.13%, 10/31/2016	8,047,093
1,600,000	0.88%, 11/30/2016	1,609,875
5,000,000	0.88%, 12/31/2016	5,026,170
5,700,000	3.25%, 12/31/2016	6,065,153
4,500,000	0.88%, 02/28/2017	4,516,524
7,500,000	0.88%, 04/30/2017	7,513,477
2,000,000	0.63%, 05/31/2017	1,986,718
4,275,000	2.75%, 05/31/2017	4,508,791
2,000,000	2.50%, 06/30/2017	2,095,156
600,000	2.38%, 07/31/2017	626,344
4,200,000	4.75%, 08/15/2017	4,694,483
6,750,000	1.88%, 08/31/2017	6,941,423
3,500,000	1.88%, 09/30/2017	3,596,523
6,000,000	0.75%, 10/31/2017	5,941,872
3,500,000	1.88%, 10/31/2017	3,597,069
4,000,000	0.75%, 12/31/2017	3,949,376
1,000,000	2.75%, 12/31/2017(c)	1,056,641
2,250,000	0.75%, 03/31/2018	2,210,625
3,000,000	0.63%, 04/30/2018	2,929,218
1,800,000	2.63%, 04/30/2018	1,894,079
750,000	2.38%, 06/30/2018	781,700
6,350,000	1.50%, 08/31/2018	6,383,236
1,000,000	1.38%, 12/31/2018	995,859
3,000,000	1.25%, 01/31/2019	2,966,250
1,000,000	1.38%, 02/28/2019	992,656

Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$750,000	3.13%, 05/15/2019	$804,317
3,500,000	1.13%, 05/31/2019	3,420,977
4,550,000	1.00%, 08/31/2019	4,395,018
2,000,000	1.25%, 10/31/2019	1,953,438
3,870,000	3.63%, 02/15/2020	4,256,698
1,000,000	1.13%, 04/30/2020	959,531
4,175,000	3.50%, 05/15/2020	4,564,774
2,400,000	2.63%, 08/15/2020	2,497,500
7,000,000	2.63%, 11/15/2020	7,271,250
3,800,000	3.13%, 05/15/2021	4,056,796
4,250,000	8.13%, 05/15/2021	5,916,463
5,000,000	2.00%, 05/31/2021	4,962,500
2,700,000	2.13%, 08/15/2021	2,698,312
2,000,000	2.00%, 11/15/2021	1,975,000
2,650,000	8.00%, 11/15/2021	3,711,450
3,600,000	2.00%, 02/15/2022	3,544,031
1,200,000	1.63%, 08/15/2022	1,139,250
650,000	7.25%, 08/15/2022	893,140
2,500,000	1.63%, 11/15/2022	2,362,695
5,500,000	1.75%, 05/15/2023	5,209,534
3,000,000	2.50%, 08/15/2023(c)	3,017,814
1,800,000	6.25%, 08/15/2023	2,374,312
300,000	7.50%, 11/15/2024(c)	437,719
1,800,000	6.88%, 08/15/2025	2,550,094
1,100,000	6.38%, 08/15/2027	1,538,797
2,500,000	5.50%, 08/15/2028	3,270,312
2,000,000	5.25%, 11/15/2028	2,561,876
1,200,000	6.13%, 08/15/2029	1,674,937
500,000	5.38%, 02/15/2031(c)	656,485
3,950,000	4.50%, 02/15/2036	4,797,397
3,200,000	4.75%, 02/15/2037	4,022,499
1,500,000	4.38%, 02/15/2038	1,790,859
1,750,000	4.50%, 05/15/2038	2,127,892
1,100,000	3.50%, 02/15/2039	1,147,782
3,200,000	4.38%, 11/15/2039	3,832,000
3,500,000	4.63%, 02/15/2040	4,352,579
2,775,000	4.38%, 05/15/2040	3,327,833
6,150,000	3.88%, 08/15/2040	6,822,656
3,500,000	3.13%, 11/15/2041(c)	3,391,717
7,450,000	2.75%, 08/15/2042	6,663,094
3,000,000	3.63%, 02/15/2044(c)	3,165,936
TOTAL U.S. TREASURY BONDS AND NOTES — 34.14% (Cost $318,734,086)		$321,543,130

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.96%
$9,970,000	Repurchase agreement (principal amount/value $9,970,000 with a maturity value of $9,970,028) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 6/30/14, to be repurchased at $9,970,028 on 7/1/14, collateralized by a Government National Mortgage Association security, 4.00%, 5/20/44, with a value of $10,169,401.	$9,970,000
895,876	Undivided interest of 3.63% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $895,876 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (f)	895,876
4,256,035	Undivided interest of 4.72% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $4,256,035 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (f)	4,256,035
4,256,035	Undivided interest of 5.71% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $4,256,035 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (f)	4,256,035

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,256,035	Undivided interest of 6.27% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $4,256,035 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (f)	$4,256,035
4,256,035	Undivided interest of 9.35% in a repurchase agreement (principal amount/value $45,500,000 with a maturity value of $45,500,126) with Goldman Sachs & Co, 0.10%, dated 6/30/14 to be repurchased at $4,256,035 on 7/1/14 collateralized by various U.S. Government Agency securities, 2.77% - 5.50%, 3/1/26 - 6/1/44, with a value of $46,348,001. (f)	4,256,035
TOTAL SHORT TERM INVESTMENTS — 2.96% (Cost $27,890,016)		$27,890,016
TOTAL INVESTMENTS — 102.44% (Cost $949,993,394)		$964,822,739
OTHER ASSETS & LIABILITIES, NET — (2.44)%		$(22,989,549)
TOTAL NET ASSETS — 100.00%		$941,833,190

(a)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2014, the aggregate cost and fair value of 144A securities was $58,963,661 and $61,054,490, respectively, representing 6.48% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

(c)	All or a portion of the security is on loan at June 30, 2014.

(d)	Restricted security; further details of these securities are included in a subsequent table.

(e)	Domestic security is fair valued under procedures adopted by the Board of Directors.

(f)	Collateral received for securities on loan.

At June 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009 - 12/09/2013	$2,596,531	$2,845,446	0.30%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $17,548,002 of securities on loan)(a)	$936,932,723
Repurchase agreements, fair value(b)	27,890,016
Cash	491,956
Subscriptions receivable	3,168,003
Receivable for investments sold	1,510,635
Interest receivable	6,105,594
Total Assets	976,098,927
LIABILITIES:
Payable to investment adviser	391,527
Payable upon return of securities loaned	17,920,016
Redemptions payable	1,191,631
Payable for investments purchased	14,759,204
Payable for distribution fees	3,359
Total Liabilities	34,265,737
NET ASSETS	$941,833,190
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,974,080
Paid-in capital in excess of par	915,257,495
Net unrealized appreciation on investments	14,829,345
Undistributed net investment income	990,645
Accumulated net realized gain on investments	3,781,625
NET ASSETS	$941,833,190
NET ASSETS BY CLASS
Initial Class	$925,423,826
Class L	$16,409,364
CAPITAL STOCK:
Authorized
Initial Class	130,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	67,953,572
Class L	1,787,223
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.62
Class L	$9.18

(a) Cost of investments	$922,103,378
(b)Cost of repurchase agreements	$27,890,016

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$12,736,985
Income from securities lending	36,314
Total Income	12,773,299
EXPENSES:
Management fees	2,506,798
Distribution fees - Class L	17,493
Total Expenses	2,524,291
Less amount waived by distributor - Class L	16
Net Expenses	2,524,275
NET INVESTMENT INCOME	10,249,024
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,313,555
Net change in unrealized appreciation on investments	23,934,775
Net Realized and Unrealized Gain on Investments	27,248,330
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,497,354

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Bond Index Fund
OPERATIONS:
Net investment income	$10,249,024	$18,391,994
Net realized gain on investments	3,313,555	2,851,529
Net change in unrealized appreciation (depreciation) on investments	23,934,775	(45,624,577)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,497,354	(24,381,054)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(9,287,023)	(18,200,555)
Class L	(258,102)	(74,967)
From net investment income	(9,545,125)	(18,275,522)
From net realized gains
Initial Class	–	(4,382,706)
Class L	–	(18,954)
From net realized gains	0	(4,401,660)
Total Distributions	(9,545,125)	(22,677,182)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	194,140,994	489,780,397
Class L	14,825,023	4,441,781
Shares issued in reinvestment of distributions
Initial Class	9,287,023	22,583,261
Class L	258,102	93,921
Shares redeemed
Initial Class	(325,392,678)	(292,296,111)
Class L	(3,308,201)	(1,458,693)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(110,189,737)	223,144,556
Total Increase (Decrease) in Net Assets	(82,237,508)	176,086,320
NET ASSETS:
Beginning of period	1,024,070,698	847,984,378
End of period(a)	$941,833,190	$1,024,070,698
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	14,381,930	35,961,805
Class L	1,625,536	482,620
Shares issued in reinvestment of distributions
Initial Class	689,217	1,687,318
Class L	28,351	10,333
Shares redeemed
Initial Class	(24,071,959)	(21,542,156)
Class L	(361,242)	(154,949)
Net Increase (Decrease)	(7,708,167)	16,444,971
(a) Including undistributed net investment income:	$990,645	$286,746

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Bond Index Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$13.25	$13.91	$13.83	$13.29	$13.10	$12.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14(a)	0.26(a)	0.31(a)	0.37	0.45	0.54
Net realized and unrealized gain (loss)	0.36	(0.61)	0.23	0.58	0.39	0.25
Total From Investment Operations	0.50	(0.35)	0.54	0.95	0.84	0.79
LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.25)	(0.35)	(0.37)	(0.45)	(0.54)
From net realized gains	–	(0.06)	(0.11)	(0.04)	(0.20)	(0.11)
Total Distributions	(0.13)	(0.31)	(0.46)	(0.41)	(0.65)	(0.65)

NET ASSET VALUE, END OF PERIOD	$13.62	$13.25	$13.91	$13.83	$13.29	$13.10

TOTAL RETURN(b)	3.78%(c)	(2.51%)	3.90%	7.21%	6.50%	6.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$925,424	$1,019,620	$846,480	$646,842	$438,040	$355,602
Ratio of expenses to average net assets	0.50%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.05%(d)	1.91%	2.24%	2.87%	3.43%	4.27%
Portfolio turnover rate(e)	28%(c)	35%	44%	29%	48%	34%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Annualized

(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Bond Index Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$9.00	$9.61	$9.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08(b)	0.16(b)	0.19(b)	0.48
Net realized and unrealized gain (loss)	0.24	(0.43)	0.16	(0.17)
Total From Investment Operations	0.32	(0.27)	0.35	0.31
LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.28)	(0.42)	(0.48)
From net realized gains	–	(0.06)	(0.11)	(0.04)
Total Distributions	(0.14)	(0.34)	(0.53)	(0.52)

NET ASSET VALUE, END OF PERIOD	$9.18	$9.00	$9.61	$9.79

TOTAL RETURN(c) (d)	3.60%(e)	(2.79%)	3.65%	3.15%(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$16,409	$4,451	$1,504	$470
Ratio of expenses to average net assets
Before waiver	0.75%(f)	0.75%	0.75%	0.75%(f)
After waiver	0.75%(f)	0.75%	0.75%	0.73%(f)
Ratio of net investment income to average net assets
Before waiver	1.78%(f)	1.67%	1.96%	2.41%(f)
After waiver	1.78%(f)	1.67%	1.96%	2.43%(f)
Portfolio turnover rate(g)	28%(e)	35%	44%	29%

(a)	Class L inception date was July 29, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)	Not annualized for periods less than one full year.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known

Semi-Annual Report - June 30, 2014

market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Domestic Corporate Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at

Semi-Annual Report - June 30, 2014

least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Semi-Annual Report - June 30, 2014

2. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into repurchase transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2014.

		Gross Amounts Not Offset on the
		Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Repurchase agreements (c)	$9,970,000	$(9,970,000)	$ -	$ -

(a) The gross amount of repurchase agreements are not netted against offsetting liabilities for presentation on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.
(c) The gross amount of repurchase agreements assets is reported in repurchase agreements, fair value in the Statement of Assets and Liabilities.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.  The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.  The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund.  The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $88,092,435 and $110,024,087, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $189,758,507 and $256,362,053, respectively.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $950,077,625. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $21,232,003 and gross depreciation of investments in which there was an excess of tax cost over value of $6,486,889 resulting in net appreciation of $14,745,114.

Semi-Annual Report - June 30, 2014

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $17,548,002 and received collateral of $17,920,016 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that the Fund underperformed its index for the one-, three-, five- and ten-year periods ended December 31, 2013 primarily due to the Fund’s expenses and the Fund was in the fourth, fourth, fourth and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2013, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered the Fund’s three-star Morningstar rating as of December 31, 2013 and the Fund’s performance gross of fees relative to its index for the one-, three-, five- and ten-year periods ended December 31, 2013, noting that the Fund’s performance was comparable to or better than the index for all such periods, and determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were greater than the respective average and median contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was greater than the average and the same as the median expense ratio of its peer group and greater than the average and the median expense ratio of its peer universe by 2 and 1 basis points, respectively, and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continues to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014